STOCKHOLDERS' EQUITY (Details Textual) - USD ($)					1 Months Ended																2 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 02, 2016	Feb. 04, 2016	Jun. 28, 2015	Jun. 09, 2015	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Dec. 31, 2016	Jun. 30, 2016	Jun. 24, 2016	May 31, 2016	Mar. 31, 2016	Mar. 28, 2016	Feb. 29, 2016	Feb. 25, 2016	Dec. 23, 2015	Dec. 09, 2015	Sep. 30, 2015	Apr. 30, 2015	Jan. 28, 2015	Mar. 31, 2017	Feb. 28, 2017	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jun. 17, 2015	Jun. 16, 2015
Class of Stock [Line Items]
Stock authorized, shares								50,000,000															50,000,000	50,000,000		50,000,000	50,000,000
Par value of preferred stock authorized (in dollars per share)								$ 0.0001															$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, Outstanding (in shares)															9,374
Stock issued (in shares)											4,843				990.00
Number of shares of common stock to be acquired															304.615
Number of share of preferred stock converted in common shares					15,995										2,855,469
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 3.45															$ 3.45
Common Stock Prior To Adjustment															2,729,489
Share Price											$ 4.12									$ 5.40
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Volatility Rate																				72.00%
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Term																				4 years
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Risk Free Interest Rate																				1.25%
Common Stock, Shares Authorized								200,000,000															200,000,000	200,000,000		200,000,000	200,000,000
Stock Issued During Period, Value, Issued for Services											$ 20,000	$ 35,599														$ 55,599	$ 24,300
Additional Collateral, Aggregate Fair Value															$ 580,000
Proceeds from Issuance of Common Stock																								$ 0	$ 13,206,488	19,795,476	10,461,842
Stock Issued During Period, Shares, Issued for Services												9,480
Stock Issued During Period, Value, Restricted Stock Award, Gross																											0
Share-based Compensation																								1,044,888	1,634,189	2,311,410	$ 2,049,567
Stock Issued During Period, Shares, Conversion of Units					15,995
Accrued Bonus Redulction Related To Vesting Of Restricted Stock																								469,423	0
Accounts Payable and Accrued Liabilities [Member]
Class of Stock [Line Items]
Deferred Compensation Liability, Current								$ 530,000															$ 56,138	$ 56,138		530,000
Share-based Compensation																										$ 530,000
Laidlaw Company UK Ltd [Member]
Class of Stock [Line Items]
Stock issued (in shares)	2,205,883
Payments of Stock Issuance Costs	$ 859,000
Shares Issued, Price Per Share	$ 3.40
Proceeds from Issuance of Common Stock	$ 6,600,000
Preferred Stock [Member]
Class of Stock [Line Items]
Stock authorized, shares								50,000,000															50,000,000	50,000,000		50,000,000
Par value of preferred stock authorized (in dollars per share)								$ 0.0001															$ 0.0001	$ 0.0001		$ 0.0001
Amendment [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized																												200,000,000	800,000,000
Private Placement [Member]
Class of Stock [Line Items]
Stock authorized, shares																			785,045
Number of common shares issued upon conversion													261,590		261,590
Stock issued (in shares)		367,647											1,850,000		2,120,882
Number of shares of common stock to be acquired													0.5		0.5
Number of shares of common stock issued for each warrant													925,000		1,060,429
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 5.06
Gross proceeds from sale of units		$ 1,250,000													$ 6,900,000
Proceeds from Issuance or Sale of Equity																			$ 10,500,000
Commissions paid in cash													$ 695,000
Payments of Stock Issuance Costs													25,000
Legal Fees													$ 6,000,000	$ 229,000	$ 6,100,000
Warrants To Purchase Common Stock																			120,187
Share Price													$ 4.35		$ 5.06
Common Stock, Shares Authorized													1,850,000		2,120,882
Shares Issued, Price Per Share																			$ 7.92
Units Shares [Member]
Class of Stock [Line Items]
Conversion price per share of common stock (in dollars per share)															$ 261,590
Number Of Common Stock Per Unit															5.06
Number of shares of common stock issued for each warrant													925,000		1,060,429
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 4.35		$ 5.06
Warrants Expiration Date															Aug. 25, 2018
Units Shares [Member] | Private Placement [Member]
Class of Stock [Line Items]
Common Stock Units Sold																			1,962,501
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 5.85
Gross proceeds from sale of units																			$ 11,500,000
Warrant [Member]
Class of Stock [Line Items]
Restricted common stock granted																				8,334
Stock-based compensation expense																								$ 86,899
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Options Granted In Period Total Fair Value																				$ 24,300
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value																				$ 2.88
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																				8,334
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period					785,045																	1,128,358
Warrant [Member] | Private Placement [Member]
Class of Stock [Line Items]
Number of shares of common stock issued for each warrant																			0.4
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 7.92
Common Stock Options
Class of Stock [Line Items]
Number of common shares issued upon conversion																			120,187
Conversion price per share of common stock (in dollars per share)																			$ 5.85
Number of shares of common stock issued for each warrant																											217,175
Share Price																											$ 9.00
Subsequent Event | Warrant [Member]
Class of Stock [Line Items]
Number of shares of common stock issued for each warrant							100,000															100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 3.45															$ 3.45
Maximum
Class of Stock [Line Items]
Share Price												$ 3.90
Maximum | Private Placement [Member]
Class of Stock [Line Items]
Adjusted Conversion Price															3.40
Minimum
Class of Stock [Line Items]
Share Price												$ 3.70
Minimum | Private Placement [Member]
Class of Stock [Line Items]
Adjusted Conversion Price															3.25
Restricted Stock
Class of Stock [Line Items]
Stock-based compensation expense																								908,323	$ 1,578,589	$ 2,255,811	$ 2,025,258
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options								$ 2,896,941															$ 2,012,118	$ 2,012,118		$ 2,896,941
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Granted In Period Total Fair Value																$ 175,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options																$ 50,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period								1,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period								2,000
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Restricted common stock granted																								226,804		5,995	829,168
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Granted In Period Total Fair Value							$ 80,000			$ 25,239
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value							$ 25,000																	$ 3.22		$ 4.21	$ 5.69
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																								226,804		5,995	829,168
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																					5,591			21,586		1,000	5,556
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period																					3,759			3,759		2,000	0
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures																					5,591
Restricted Stock Units (RSUs) [Member] | Subsequent Event
Class of Stock [Line Items]
Restricted common stock granted							25,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Granted In Period Total Fair Value							$ 80,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period							25,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period							3,666
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period							2,334
Incentive RSU [Member]
Class of Stock [Line Items]
Stock-based compensation expense																										$ 702,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period									120,000
Employees and Consultants | Restricted Stock
Class of Stock [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Granted In Period Total Fair Value																	$ 45,750
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options																	$ 12,500
Consultant
Class of Stock [Line Items]
Warrants To Purchase Common Stock Shares																				8,334
Chief Executive Officer | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Granted In Period Total Fair Value																								$ 149,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 50,000
Chief Executive Officer | Restricted Stock Units (RSUs) [Member] | Subsequent Event
Class of Stock [Line Items]
Restricted common stock granted						50,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Options Granted In Period Total Fair Value						$ 149,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period						50,000
Board of Directors
Class of Stock [Line Items]
Restricted common stock granted																							35,575
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																							35,575
Stock Issued During Period, Shares, Share-based Compensation, Gross																							2,351
Deferred Compensation Liability, Current and Noncurrent								$ 73,250															$ 54,500	$ 54,500		$ 73,250	$ 73,250
Board of Directors | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Restricted common stock granted				66,668						5,995
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Granted In Period Total Fair Value				$ 406,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares																											5,556
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				66,668						5,995
Chief Executive Officer And President [Member] | Initial RSU [Member]
Class of Stock [Line Items]
Restricted common stock granted			300,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Granted In Period Total Fair Value			$ 1,755,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			300,000
Chief Executive Officer And President [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Restricted common stock granted			700,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			700,000
Chief Executive Officer And President [Member] | Incentive RSU [Member]
Class of Stock [Line Items]
Restricted common stock granted			400,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Granted In Period Total Fair Value			$ 2,340,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			400,000
Employee and Directors [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Restricted common stock granted																						116,229
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Granted In Period Total Fair Value																						$ 382,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																								50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																						116,229
Employee and Directors [Member] | Restricted Stock Units (RSUs) [Member] | Subsequent Event
Class of Stock [Line Items]
Restricted common stock granted							116,229
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Granted In Period Total Fair Value							$ 382,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage							50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period							116,229
Warrant To Purchase Common Stock | Consultant
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 5.40
Convertible Series A Preferred Stock
Class of Stock [Line Items]
Stock authorized, shares								2,250,000															2,250,000	2,250,000		2,250,000	2,250,000
Par value of preferred stock authorized (in dollars per share)								$ 0.0001															$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, Issued (in shares)								0															0	0		0	0
Preferred stock, Outstanding (in shares)								0															0	0		0	0
Stock Issued During Period, Value, Issued for Services																										$ 0
Stock Issued During Period, Value, Restricted Stock Award, Gross																											$ 0
Convertible Series B Preferred Stock
Class of Stock [Line Items]
Stock authorized, shares								8,000,000															8,000,000	8,000,000		8,000,000	8,000,000
Par value of preferred stock authorized (in dollars per share)								$ 0.0001															$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, Issued (in shares)								0															0	0		0	0
Preferred stock, Outstanding (in shares)								0															0	0		0	0
Stock Issued During Period, Value, Issued for Services																										$ 0
Stock Issued During Period, Value, Restricted Stock Award, Gross																											$ 0
Convertible Series C Preferred Stock
Class of Stock [Line Items]
Stock authorized, shares								3,284,396															3,284,396	3,284,396		3,284,396	3,284,396
Par value of preferred stock authorized (in dollars per share)								$ 0.0001															$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, Issued (in shares)								0															0	0		0	0
Preferred stock, Outstanding (in shares)								0															0	0		0	0
Stock Issued During Period, Value, Issued for Services																										$ 0
Stock Issued During Period, Value, Restricted Stock Award, Gross																											$ 0
Convertible Series E Preferred Stock
Class of Stock [Line Items]
Stock authorized, shares								15,151	328			100						50					15,151	15,151		15,151	15,151
Par value of preferred stock authorized (in dollars per share)								$ 0.0001															$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, Issued (in shares)								8,946															8,946	8,946		8,946	9,375
Preferred stock, Outstanding (in shares)								8,946															8,946	8,946		8,946	9,375
Number of shares of common stock to be acquired		291.176
Aggregate number of common shares issued upon conversion									99,916			30,461		292				9,822
Common Stock Units Sold		9,375
Common Stock Prior To Adjustment		1,841,528
Preferred Stock Convertible Beneficial Conversion Feature		$ 2,729,780
Stock Issued During Period, Value, Issued for Services																										$ 0
Additional Collateral, Aggregate Fair Value		3,020,000
Conversion of Stock, Amount Issued		$ 990.00
Stock Issued During Period, Value, Restricted Stock Award, Gross																											$ 0
Convertible Series E Preferred Stock | Maximum | February 4, 2016 Private Placement [Member]
Class of Stock [Line Items]
Adjusted Conversion Price		5.04
Convertible Series E Preferred Stock | Minimum | February 4, 2016 Private Placement [Member]
Class of Stock [Line Items]
Adjusted Conversion Price		3.40
Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross								$ 1,000
Stock Issued During Period, Value, Restricted Stock Award, Forfeitures								11,111
Common Stock | Consultant Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Forfeitures								$ 12,964
Common Stock | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Stock issued (in shares)																											5,556
9% Series D Cumulative Preferred Stock
Class of Stock [Line Items]
Stock authorized, shares								7,500,000															7,500,000	7,500,000		7,500,000	7,500,000
Par value of preferred stock authorized (in dollars per share)								$ 0.0001															$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, Outstanding (in shares)																							0	0